Shareholders' Equity (Details) - USD ($)				12 Months Ended
	Feb. 08, 2024	Apr. 06, 2023	Mar. 30, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023		Oct. 28, 2022	Sep. 30, 2022		Sep. 30, 2021
Shareholders' Equity [Line Items]
Stock split description	one pre-split ordinary share to 20 post-split ordinary shares
Ordinary shares authorized				1,000,000,000		1,000,000,000
Ordinary shares value per share (in Dollars per share)				$ 0.00005		$ 0.00005
Ordinary shares issued				156,547,100		155,947,100
Surrendered of ordinary shares										265,000,000
Ordinary shares outstanding				156,547,100		155,947,100
Total gross proceeds (in Dollars)		$ 378,840						$ 8,000,000
Net proceeds from issuance of initial public offering (in Dollars)			$ 6,800,000
Granted underwriters option purchase period			45 days
Statutory surplus percentage				10.00%
Reserve is equal percentage				50.00%
Amount of statutory laws (in Dollars)				$ 2,864,741		2,593,076
Total restricted net assets (in Dollars)				$ 2,959,128		$ 2,679,635
Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized	1,000,000,000
Ordinary shares value per share (in Dollars per share)	$ 0.001
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized	50,000,000
Ordinary shares value per share (in Dollars per share)	$ 0.00005
IPO [Member]
Shareholders' Equity [Line Items]
Offering shares			20,000,000
Public offering price (in Dollars per share)			$ 0.4
Total gross proceeds (in Dollars)			$ 8,000,000
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Offering shares		947,100
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued				400,000,000							135,000,000
Ordinary shares outstanding				156,547,100	[1]	156,547,100	[1]	155,947,100	[1]		135,000,000	[1]	135,000,000
Offering shares						600,000	[1]	20,000,000
Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Offering shares			3,000,000

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.